Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Note F—Goodwill
The Successor performed impairment testing on each of the two reporting units, Cyber and Engineering and Analytics. We performed a qualitative assessment of our goodwill at the end of 2021 and based on our qualitative assessment, a quantitative assessment was necessary. Following the quantitative assessment, it was determined that no goodwill impairment would be recognized for the year ended December 31, 2021.

The table below presents the changes in the carrying amount of goodwill by reportable segment:

	Cyber and Engineering	Analytics	Total
As of May 22, 2020	$—	$—	$—
Goodwill arising from the PCI acquisition	34,966	—	34,966
Goodwill arising from the NuWave acquisition	—	10,419	10,419
Goodwill arising from the Open Solutions acquisition	—	26,857	26,857
Goodwill arising from the ProModel acquisition	—	19,029	19,029

As of December 31, 2020	$34,966	$56,305	$91,271
Measurement period adjustment—PCI	286	—	286
Measurement period adjustment—ProModel	—	79	79

As of December 31, 2021	$35,252	$56,384	$91,636

There was no goodwill in the Predecessor 2020 Period and Predecessor 2019 Period.